Inventories - Summary of inventories (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Classes of current inventories [abstract]
Raw materials and purchased components	$ 870	$ 640
Consumable stores	1,142	1,050
Work in progress	1,736	1,288
Finished goods and goods for resale	1,884	1,113
Total inventories	5,632	4,091
Expected to be used within one year	5,436	3,917
Expected to be used after more than one year	$ 196	$ 174